Segment Information - Schedule of Carrying Amount Non-current Assets by Geographic Area (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Intangible assets	SFr 12,206	SFr 12,206
Property and equipment, net	249	288
Right-of-use assets	1,465	755
Total	13,920	13,249
Switzerland
Disclosure Of Operating Segments [Line Items]
Intangible assets	12,206	12,206
Property and equipment, net	21	17
Right-of-use assets	778
Total	13,005	12,223
Iceland
Disclosure Of Operating Segments [Line Items]
Property and equipment, net	212	253
Right-of-use assets	644	687
Total	856	940
Others
Disclosure Of Operating Segments [Line Items]
Property and equipment, net	16	18
Right-of-use assets	43	68
Total	SFr 59	SFr 86